Subsequent Events (Details) - USD ($)						12 Months Ended
	Jul. 30, 2024	Jun. 03, 2024	Jun. 03, 2024	Aug. 31, 2023	Nov. 09, 2022	Mar. 31, 2024
Subsequent Events [Line Items]
Purchased principal amount			$ 3,888,889	$ 1,004,705	$ 3,333,333.33
Aggregate purchase price			$ 3,500,000
Initial price per share (in Dollars per share)			$ 3.51
Common stock shares (in Shares)			50,000			51,045
Shares issued (in Shares)						18,357
Principal amount						$ 951,851.84
Average percentage						150.00%
Exercise price (in Dollars per share)						$ 2.93
Equity Line of Credit [Member]
Subsequent Events [Line Items]
Purchased principal amount						$ 30,000,000
Purchase of common shares (in Shares)						51,195
Par value (in Dollars per share)						$ 0.01
Subsequent Events [Member]
Subsequent Events [Line Items]
Expansion	$ 2,000,000
Total capital	6,000,000
Development stage	$ 7,500,000
Bottom of range [member]
Subsequent Events [Line Items]
Minimum amount						$ 50,000
Top of range [member]
Subsequent Events [Line Items]
Maximum amount						$ 1,000,000
Mast Hill [Member]
Subsequent Events [Line Items]
Common stock shares (in Shares)						12,238
FirstFire [Member]
Subsequent Events [Line Items]
Common stock shares (in Shares)						2,048
Senior Secured Promissory Note [Member]
Subsequent Events [Line Items]
Purchase of common shares (in Shares)						203,387
Common stock shares (in Shares)						34,029
Principal amount						$ 159,259.26
First Tranche [Member] | Mast Hill [Member]
Subsequent Events [Line Items]
Senior secured promissory note of principal amount		$ 1,427,778				1,427,778
First Tranche [Member] | FirstFire [Member]
Subsequent Events [Line Items]
Senior secured promissory note of principal amount		$ 238,888.88				$ 238,888.88
Warrants [member]
Subsequent Events [Line Items]
Purchase of common shares (in Shares)			830,957			305,080
Shares issued (in Shares)						3,071